STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

8.	STOCKHOLDERS’ EQUITY

Common Stock

On June 28, 2021, a noteholder converted $71,855.20 in convertible notes (principal and interest) into 40,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

On July 8, 2021, a noteholder converted $15,620.83 in convertible notes (principal and interest) into 8,695,727 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 3, 2021, a noteholder converted $24,418.89 in convertible notes (principal and interest) into 13,593,388 shares of the Company’s common stock at a rate of $0.00179638 per share.

On August 9, 2021, a noteholder converted $12,820.83 in convertible notes (principal and interest) into 7,137,037 shares of the Company’s common stock at a rate of $0.00179638 per share.

On September 28, 2021, a noteholder converted $53,054.86 in convertible notes (principal and interest) into 29,534,319 shares of the Company’s common stock at a rate of $0.00179638 per share.

On October 27, 2021, a noteholder converted $41,317 in convertible notes (principal and interest) into 23,000,000 shares of the Company’s common stock at a rate of $0.00179638 per share.

Preferred Shares

Series B Convertible Preferred

On August 13, 2021, Unique Logistics International, Inc. (the “Company”) issued 125,692,224 shares of the Company’s common stock (the “Preferred Conversion Shares”) pursuant to the conversion of 19,200 shares of Series B Convertible Preferred Stock held by Frangipani Trade Services Inc, an entity 100% owned by the Company’s Chief Executive Officer.

Warrants

The following is a summary of the Company’s warrant activity:

		Weighted Average
	Warrants	Exercise Price
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002
Granted	-	$-
Outstanding – November 30, 2021	1,140,956,904	$0.002
Exercisable – November 30, 2021	1,140,956,904	$0.002

Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.002	1,140,956,904	3.85	$0.002	1,140,956,904	$0.002

On November 30, 2021, the total intrinsic value of warrants outstanding and exercisable was $18,088,731.

10.	STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 800,000,000 shares of stock, a par value of $0.001 per share.

During the year ended May 31, 2021, the Company issued 28,291,180 shares of the Company’s common stock to a consultant. The shares have an aggregated fair value of approximately $91,666 which was expensed immediately.

On October 9, 2020, the Company’s Chief Executive Officer converted 30,000 shares of Series B Preferred Stock into an aggregate of 196,394,100 shares of the Company’s common stock.

On November 30, 2020, the Company issued 27,833,754 shares of the Company’s Common Stock to a consultant. The shares have an aggregated fair value of approximately $50,000 which was expensed immediately.

On February 16, 2021, the Company issued 457,426 shares of the Company’s Common Stock to a consultant. The shares have an aggregated fair value of approximately $41,666 which was expensed immediately.

On April 12, 2021, a noteholder converted $63,692 in principal and interest into 35,455,872 shares of the Company’s common stock. See Note 7.

As of May 31, 2021 and 2020, there were 393,742,663 and 0 shares of Common Stock issued and outstanding, respectively.

Preferred Shares

The Company is authorized to issue 5,000,000 shares of preferred stock have a par value of $0.001 per share.

Series A Convertible Preferred

The Company has designated 130,000 shares of preferred stock as Series A Preferred Stock, $0.001 par value per share (the “Series A Preferred”). The holders of Series A Preferred, subject to the rights of holders of shares of the Company’s Series B Preferred Stock, which shares will be pari passu with the Series A Preferred in terms of liquidation preference and dividend rights, shall be entitled to receive, at their option, immediately prior and in preference to any distribution to the holders of the Company’s common stock. $0.001 par value per share and other junior securities, a liquidation preference equal to the stated value per share. Each share of Series A Preferred shall have a stated value equal to $0.001. Each share of Series A Preferred Stock can be converted into 6,546.47 shares of the Company’s authorized but unissued shares of Common Stock.

Share amounts at May 31, 2021 have been retroactively restated to account for the share exchange in connection with reverse merger. As of May 31, 2021 and 2020, there were 130,000 shares of Series A Preferred Stock issued and outstanding.

Series B Convertible Preferred

The Company has designated 870,000 shares of preferred stock as Series B Preferred Stock, $0.001 par value per share (the “Series B Preferred”). The holders of Series B Preferred, subject to the rights of holders of shares of the Company’s Series A Preferred Stock which shares will be pari passu with the Series B Preferred in terms of liquidation preference and dividend rights, shall be entitled to receive, at their option, immediately prior an in preference to any distribution to the holders of the Company’s common stock. $0.001 par value per share and other junior securities, a liquidation preference equal to the stated value per share. Each share of Series B Preferred shall have a stated value equal to $0.001. Each share of Series A Preferred can be converted into 6,546.47 shares of the Company’s authorized but unissued shares of Common Stock.

As noted above, on October 9, 2020, the Company’s Chief Executive Officer converted 30,000 shares of Series B Preferred Stock into an aggregate of 196,394,100 shares of the Company’s common stock.

Share amounts at May 31, 2021 have been retroactively restated to account for the share exchange in connection with reverse merger. As of May 31, 2021 and 2020, there were 840,000 and 870,000 shares of Series B Preferred Stock issued and outstanding, respectively.

Warrants

The following is a summary of the Company’s warrant activity:

		Weighted Average
	Warrants	Exercise Price
Outstanding – May 31, 2020	-	$-
Exercisable – May 31, 2020	-	$-
Granted	1,140,956,904	$0.002
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002

Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.002	1,140,956,904	4.36	$0.002	1,140,956,904	$0.002

At May 31, 2021, the total intrinsic value of warrants outstanding and exercisable was $111,875,388.